Share-based Payments - Schedule of Changes in the Number of Equity Instruments Other Than Options and the Weighted-Average Exercise Price (Details) - Rrestricted Stock Unit - Shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning (in shares)	766	0
Granted (in shares)	9,218	766
Ending (in shares)	9,984	766